Transactions with Related Parties	6 Months Ended
Jun. 30, 2022
Disclosure of transactions between related parties [abstract]
Transactions with Related Parties

4.       Transactions with Related Parties

Details of the Company’s transactions with related parties did not change in the six-month period ended June 30, 2022 and are discussed in Note 4 of the Company’s consolidated financial statements as at and for the year ended December 31, 2021, included in the 2021 Annual Report.

In 2022 the Company changed the compensation of the non-executive directors. In the aggregate, the annual service fee for each of the directors (based on their current roles and committee seats) will be $80 based on the annual service fees, committee fees, and other similar fees.

In June 2022, the Company entered into a new rental agreement with F.G. Europe (an affiliate of Globus’s chairman) for the same office space, at the same rate of Euro 26,000 (absolute amount) and with the same lease period ending of August 4, 2024. The previous rental agreement with Cyberonica was terminated. The Company does not presently own any real estate.